CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities
Net loss	$ (2,808)	$ (7,490)	$ (1,991)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,824	3,621	4,219
Provision for doubtful accounts, net	73	(19)	214
Allowances for obsolete inventories	$ 341	134	110
Impairment of property, plant and equipment		490	197
Gain on sale of property, plant and equipment	$ (766)	(392)	(78)
Unrealized holding (gain) loss on marketable securities	(954)	$ 865	(186)
Gain on sales of marketable securities	$ (102)		(360)
Gain on sales of available-for-sale securities			$ (102)
Impairment of goodwill		$ 392
Stock-based compensation expenses	$ 199
Deferred income tax	115	$ 277	$ 180
Changes in operating assets and liabilities:
Accounts receivable	(1,724)	384	3,971
Inventories	(157)	230	4,366
Prepaid expenses and other current assets	(646)	(322)	1,012
Accounts payable	683	(479)	(2,597)
Accrued payroll and employee benefits	(163)	258	355
Customer deposits	670	526	(1,003)
Other accrued liabilities	(36)	(23)	(51)
Income taxes payable	81	(330)	154
Net cash provided by (used in) operating activities	(2,370)	(1,878)	8,410
Cash flows from investing activities
Purchase of property, plant and equipment	(890)	(853)	(951)
Proceeds from sale of property, plant and equipment, net of transaction costs	976	$ 1,086	96
Purchase of marketable securities	(4,455)		(7,983)
Proceeds from sale of marketable securities	$ 1,011		2,361
Proceeds from sales of available-for-sale securities			6,864
(Increase in) release of fixed deposits maturing over three months	$ 1,347	$ (2,574)	$ (4,676)
Increase in fixed deposits maturing over twelve months	(1,601)
Net cash used in investing activities	(3,612)	$ (2,341)	$ (4,289)
Cash flows from financing activities
Dividends paid	$ (2,971)	(3,615)	(5,357)
Proceeds from exercise of stock options		493	1,295
Repurchase of common stock		(1,411)	(1,102)
Net cash used in financing activities	$ (2,971)	(4,533)	(5,164)
Net decrease in cash and cash equivalents	(8,953)	(8,752)	(1,043)
Cash and cash equivalents, beginning of year	23,278	32,030	33,073
Cash and cash equivalents, end of year	$ 14,325	$ 23,278	$ 32,030
Cash paid during the year for:
Interest
Income taxes	$ 7	$ 685	$ 2